Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 102,141	$ 91,701	$ 87,614
Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.29%	0.42%	0.23%
Total exposure	$ 16,313	$ 17,830	$ 18,142
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.31%	0.16%	0.13%
Total exposure	$ 39,651	$ 28,334	$ 27,547
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,210	$ 5,123	$ 1,657
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.16%	0.10%	0.09%
Total exposure	$ 39,701	$ 36,374	$ 36,979
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.16%	0.10%	0.08%
Total exposure	$ 4,265	$ 4,040	$ 3,289
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 90,483	$ 89,644	$ 85,513
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.07%	0.05%	0.04%
Total exposure	$ 14,768	$ 17,387	$ 17,757
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.16%	0.12%	0.11%
Total exposure	$ 34,494	$ 27,701	$ 27,078
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,210	$ 5,123	$ 1,657
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.06%	0.05%
Total exposure	$ 34,771	$ 35,396	$ 35,735
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.16%	0.10%	0.08%
Total exposure	$ 4,240	$ 4,038	$ 3,285
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,307	$ 1,852	$ 1,920
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.27%	0.30%	0.30%
Total exposure	$ 1,369	$ 361	$ 304
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	1.28%	2.28%	1.20%
Total exposure	$ 5,044	$ 550	$ 419
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.65%	1.68%	1.43%
Total exposure	$ 4,870	$ 942	$ 1,197
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.15%	0.00%	0.00%
Total exposure	$ 25	$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 351	$ 204	$ 182
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
ECL coverage	18.31%	80.45%	40.32%
Total exposure	$ 176	$ 83	$ 82
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.00%
Total exposure	$ 114	$ 84	$ 50
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.00%
Total exposure	$ 60	$ 35	$ 46
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.00%
Total exposure	$ 1	$ 2	$ 4